Document And Entity Information	Sep. 03, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 03, 2026
Entity Registrant Name	OLD DOMINION FREIGHT LINE, INC.
Entity Central Index Key	0000878927
Entity Emerging Growth Company	false
Entity File Number	0-19582
Entity Incorporation, State or Country Code	VA
Entity Tax Identification Number	56-0751714
Entity Address, Address Line One	500 Old Dominion Way
Entity Address, City or Town	Thomasville
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	27360
City Area Code	(336)
Local Phone Number	889-5000
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock ($0.10 par value)
Trading Symbol	ODFL
Security Exchange Name	NASDAQ